Segmental analysis	6 Months Ended
Sep. 30, 2023
Segmental analysis
Segmental analysis

2   Segmental analysis

Operating segments

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive Officer. The Group has a single group of similar services and products, being the supply of communications services and related products.

From 1 April 2023, the Group revised its segments by moving Vodafone Egypt from the Other Markets segment to the Vodacom segment to reflect the effective date of changes made to the Group’s internal reporting structure, following the transfer of Vodafone Egypt to the Vodacom Group in December 2022.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

Segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages the rest of its worldwide interests.

The operating segments for Germany, Italy, UK, Spain and Vodacom (which is a legal entity encompassing South Africa, Vodafone Egypt and certain other smaller African markets) are individually material for the Group and are each reporting segments for which certain financial information is provided. In addition, the Vantage Towers operating segment was a separately listed part of the Group until its disposal into a joint venture on 22 March 2023.

The aggregation of other operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary (until disposal in January 2023), Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Turkey and Ghana (until disposal in February 2023)) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

Revenue disaggregation

Revenue reported for the period includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component. The tables below and overleaf disaggregate the Group’s revenue by reporting segment.

The table below presents the results for the six months ended 30 September 2023.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2023
Germany	5,722	503	6,225	173	7	6,405	2,527
Italy	2,098	180	2,278	37	5	2,320	645
UK	2,822	526	3,348	17	12	3,377	640
Spain	1,731	167	1,898	26	5	1,929	394
Other Europe	2,366	285	2,651	21	7	2,679	766
Vodacom	2,924	473	3,397	178	15	3,590	1,241
Other Markets	828	297	1,125	3	—	1,128	254
Vantage Towers	—	—	—	—	—	—	—
Common Functions[2]	282	24	306	416	(1)	721	(89)
Eliminations	(155)	—	(155)	(57)	—	(212)	—
Group	18,618	2,455	21,073	814	50	21,937	6,378

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

2   Segmental analysis (continued)

The table below presents the comparative information for the six months ended 30 September 2022.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2022
Germany	5,730	675	6,405	178	9	6,592	2,677
Italy	2,125	198	2,323	49	5	2,377	759
UK	2,712	630	3,342	34	16	3,392	685
Spain	1,782	142	1,924	31	10	1,965	445
Other Europe	2,552	281	2,833	53	8	2,894	843
Vodacom[2]	3,422	536	3,958	207	14	4,179	1,527
Other Markets[2]	771	203	974	2	—	976	228
Vantage Towers	—	—	—	657	—	657	330
Common Functions[3]	268	23	291	405	—	696	(250)
Eliminations	(155)	—	(155)	(643)	—	(798)	—
Group	19,207	2,688	21,895	973	62	22,930	7,244

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Components of revenue and Adjusted EBITDAaL metrics for the six months ended 30 September 2022 have been re-presented for the Other Markets and Vodacom segments to reflect the move of Vodafone Egypt from the Other Markets segment to the Vodacom segment. There is no impact on previously reported Group metrics.
3.	Comprises central teams and business functions.

A reconciliation of Adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit before taxation for the financial period is shown below.

	Six months ended 30 September
		Re-presented[1]
	2023	2022
	€m	€m
Adjusted EBITDAaL	6,378	7,244
Restructuring costs	(212)	(142)
Interest on lease liabilities	281	204
Loss on disposal of property, plant & equipment and intangible assets	(22)	(11)
Depreciation and amortisation on owned assets	(4,626)	(4,807)
Share of results of equity accounted associates and joint ventures	(51)	376
Impairment reversal	64	—
Other (expense)/income	(157)	104
Operating profit	1,655	2,968
Investment income	368	137
Financing costs	(1,473)	(1,418)
Profit before taxation	550	1,687

Note:

1.	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets for sale’ for more information.

2   Segmental analysis (continued)

The Group’s non-current assets are disaggregated as follows:

	30 September	31 March
	2023	2023
	€m	€m
Non-current assets[1]
Germany	43,301	43,878
Italy	9,956	10,235
UK	6,638	6,629
Spain	5,991	6,331
Other Europe	7,586	7,815
Vodacom[2]	6,789	6,796
Other Markets[2]	1,534	1,502
Common Functions[3]	1,986	2,013
Group	83,781	85,199

Notes:

1.	Comprises goodwill, other intangible assets and property, plant & equipment.
2.	Non-current assets at 31 March 2023 have been re-presented for the Other Markets and Vodacom segments to reflect the move of Vodafone Egypt from the Other Markets segment to the Vodacom segment. There is no impact on previously reported Group metrics
3.	Comprises central teams and business functions.